Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Calvert Management Series
Entity Central Index Key	0000319676
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000240250
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Focused Growth Fund
Class Name	Class A
Trading Symbol	CEMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.23%	[1]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 6,396,644
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,396,644
# of Portfolio Holdings	30
Portfolio Turnover Rate	44%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Uruguay	0.4%
United States	2.0%
Mexico	8.1%
Taiwan	13.0%
Brazil	33.4%
India	43.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Localiza Rent a Car SA	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
MercadoLibre, Inc.	6.7%
Bharti Airtel Ltd.	6.4%
Grupo Financiero Banorte SAB de CV, Class O	5.2%
XP, Inc., Class A	4.8%
Titan Co. Ltd.	4.5%
Banco BTG Pactual SA	4.3%
ICICI Bank Ltd.	4.1%
AU Small Finance Bank Ltd.	4.1%
Total	55.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000240251
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Focused Growth Fund
Class Name	Class C
Trading Symbol	CEMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	1.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.98%	[2]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 6,396,644
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,396,644
# of Portfolio Holdings	30
Portfolio Turnover Rate	44%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Uruguay	0.4%
United States	2.0%
Mexico	8.1%
Taiwan	13.0%
Brazil	33.4%
India	43.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Localiza Rent a Car SA	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
MercadoLibre, Inc.	6.7%
Bharti Airtel Ltd.	6.4%
Grupo Financiero Banorte SAB de CV, Class O	5.2%
XP, Inc., Class A	4.8%
Titan Co. Ltd.	4.5%
Banco BTG Pactual SA	4.3%
ICICI Bank Ltd.	4.1%
AU Small Finance Bank Ltd.	4.1%
Total	55.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000240252
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Focused Growth Fund
Class Name	Class I
Trading Symbol	CMEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[3]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 6,396,644
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,396,644
# of Portfolio Holdings	30
Portfolio Turnover Rate	44%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Uruguay	0.4%
United States	2.0%
Mexico	8.1%
Taiwan	13.0%
Brazil	33.4%
India	43.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Localiza Rent a Car SA	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
MercadoLibre, Inc.	6.7%
Bharti Airtel Ltd.	6.4%
Grupo Financiero Banorte SAB de CV, Class O	5.2%
XP, Inc., Class A	4.8%
Titan Co. Ltd.	4.5%
Banco BTG Pactual SA	4.3%
ICICI Bank Ltd.	4.1%
AU Small Finance Bank Ltd.	4.1%
Total	55.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000240249
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Focused Growth Fund
Class Name	Class R6
Trading Symbol	CMERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[4]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 6,396,644
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,396,644
# of Portfolio Holdings	30
Portfolio Turnover Rate	44%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Uruguay	0.4%
United States	2.0%
Mexico	8.1%
Taiwan	13.0%
Brazil	33.4%
India	43.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Localiza Rent a Car SA	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
MercadoLibre, Inc.	6.7%
Bharti Airtel Ltd.	6.4%
Grupo Financiero Banorte SAB de CV, Class O	5.2%
XP, Inc., Class A	4.8%
Titan Co. Ltd.	4.5%
Banco BTG Pactual SA	4.3%
ICICI Bank Ltd.	4.1%
AU Small Finance Bank Ltd.	4.1%
Total	55.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000146359
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class A
Trading Symbol	CUBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[5]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 654,100,760
Holdings Count | Holding	368
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$654,100,760
# of Portfolio Holdings	368
Portfolio Turnover Rate	201%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Senior Floating-Rate Loans	3.5%
Commercial Mortgage-Backed Securities	4.9%
Collateralized Mortgage Obligations	5.9%
Asset-Backed Securities	10.7%
U.S. Treasury Obligations	13.3%
Short-Term Investments	14.6%
U.S. Government Agency Mortgage-Backed Securities	19.9%
Corporate Bonds	25.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(8.7%)
Not Rated	8.4%
CCC	1.3%
B	5.4%
BB	7.3%
BBB	31.0%
A	6.4%
AA	47.3%
AAA	1.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000146360
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class C
Trading Symbol	CUBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%	[6]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 654,100,760
Holdings Count | Holding	368
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$654,100,760
# of Portfolio Holdings	368
Portfolio Turnover Rate	201%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Senior Floating-Rate Loans	3.5%
Commercial Mortgage-Backed Securities	4.9%
Collateralized Mortgage Obligations	5.9%
Asset-Backed Securities	10.7%
U.S. Treasury Obligations	13.3%
Short-Term Investments	14.6%
U.S. Government Agency Mortgage-Backed Securities	19.9%
Corporate Bonds	25.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(8.7%)
Not Rated	8.4%
CCC	1.3%
B	5.4%
BB	7.3%
BBB	31.0%
A	6.4%
AA	47.3%
AAA	1.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000146362
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class I
Trading Symbol	CUBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[7]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 654,100,760
Holdings Count | Holding	368
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$654,100,760
# of Portfolio Holdings	368
Portfolio Turnover Rate	201%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Senior Floating-Rate Loans	3.5%
Commercial Mortgage-Backed Securities	4.9%
Collateralized Mortgage Obligations	5.9%
Asset-Backed Securities	10.7%
U.S. Treasury Obligations	13.3%
Short-Term Investments	14.6%
U.S. Government Agency Mortgage-Backed Securities	19.9%
Corporate Bonds	25.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(8.7%)
Not Rated	8.4%
CCC	1.3%
B	5.4%
BB	7.3%
BBB	31.0%
A	6.4%
AA	47.3%
AAA	1.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000213138
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class R6
Trading Symbol	CUBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[8]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 654,100,760
Holdings Count | Holding	368
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$654,100,760
# of Portfolio Holdings	368
Portfolio Turnover Rate	201%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Senior Floating-Rate Loans	3.5%
Commercial Mortgage-Backed Securities	4.9%
Collateralized Mortgage Obligations	5.9%
Asset-Backed Securities	10.7%
U.S. Treasury Obligations	13.3%
Short-Term Investments	14.6%
U.S. Government Agency Mortgage-Backed Securities	19.9%
Corporate Bonds	25.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(8.7%)
Not Rated	8.4%
CCC	1.3%
B	5.4%
BB	7.3%
BBB	31.0%
A	6.4%
AA	47.3%
AAA	1.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014074
Shareholder Report [Line Items]
Fund Name	Calvert Responsible Municipal Income Fund
Class Name	Class A
Trading Symbol	CTTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[9]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 391,766,945
Holdings Count | Holding	239
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$391,766,945
# of Portfolio Holdings	239
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.1%
Lease Rev./Cert. of Participation	4.2%
Special Tax Revenue	4.6%
Transportation	4.8%
Electric Utilities	5.0%
Water and Sewer	6.6%
Other Revenue	7.7%
Education	8.0%
Hospital	9.3%
General Obligations	18.6%
Housing	23.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.7%
B	0.5%
BB	3.1%
BBB	8.1%
A	22.2%
AA	51.8%
AAA	13.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000160651
Shareholder Report [Line Items]
Fund Name	Calvert Responsible Municipal Income Fund
Class Name	Class C
Trading Symbol	CTTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.50%	[10]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 391,766,945
Holdings Count | Holding	239
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$391,766,945
# of Portfolio Holdings	239
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.1%
Lease Rev./Cert. of Participation	4.2%
Special Tax Revenue	4.6%
Transportation	4.8%
Electric Utilities	5.0%
Water and Sewer	6.6%
Other Revenue	7.7%
Education	8.0%
Hospital	9.3%
General Obligations	18.6%
Housing	23.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.7%
B	0.5%
BB	3.1%
BBB	8.1%
A	22.2%
AA	51.8%
AAA	13.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000160653
Shareholder Report [Line Items]
Fund Name	Calvert Responsible Municipal Income Fund
Class Name	Class I
Trading Symbol	CTTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[11]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 391,766,945
Holdings Count | Holding	239
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$391,766,945
# of Portfolio Holdings	239
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	8.1%
Lease Rev./Cert. of Participation	4.2%
Special Tax Revenue	4.6%
Transportation	4.8%
Electric Utilities	5.0%
Water and Sewer	6.6%
Other Revenue	7.7%
Education	8.0%
Hospital	9.3%
General Obligations	18.6%
Housing	23.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	0.7%
B	0.5%
BB	3.1%
BBB	8.1%
A	22.2%
AA	51.8%
AAA	13.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241884
Shareholder Report [Line Items]
Fund Name	Calvert Small/Mid-Cap Fund
Class Name	Class A
Trading Symbol	CMPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%	[12]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 29,786,845
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$29,786,845
# of Portfolio Holdings	79
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Communication Services	0.9%
Utilities	1.5%
Consumer Staples	3.3%
Real Estate	4.8%
Materials	5.2%
Health Care	5.7%
Information Technology	12.8%
Consumer Discretionary	16.0%
Financials	22.3%
Industrials	27.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	2.9%
Core & Main, Inc., Class A	2.9%
Commerce Bancshares, Inc.	2.8%
CBIZ, Inc.	2.8%
ESCO Technologies, Inc.	2.3%
Aramark	2.3%
Wyndham Hotels & Resorts, Inc.	2.2%
First Financial Bankshares, Inc.	2.1%
Performance Food Group Co.	2.1%
Chemed Corp.	2.1%
Total	24.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241883
Shareholder Report [Line Items]
Fund Name	Calvert Small/Mid-Cap Fund
Class Name	Class C
Trading Symbol	CMPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.89%	[13]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 29,786,845
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$29,786,845
# of Portfolio Holdings	79
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Communication Services	0.9%
Utilities	1.5%
Consumer Staples	3.3%
Real Estate	4.8%
Materials	5.2%
Health Care	5.7%
Information Technology	12.8%
Consumer Discretionary	16.0%
Financials	22.3%
Industrials	27.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	2.9%
Core & Main, Inc., Class A	2.9%
Commerce Bancshares, Inc.	2.8%
CBIZ, Inc.	2.8%
ESCO Technologies, Inc.	2.3%
Aramark	2.3%
Wyndham Hotels & Resorts, Inc.	2.2%
First Financial Bankshares, Inc.	2.1%
Performance Food Group Co.	2.1%
Chemed Corp.	2.1%
Total	24.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241882
Shareholder Report [Line Items]
Fund Name	Calvert Small/Mid-Cap Fund
Class Name	Class I
Trading Symbol	CMCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[14]
Expenses Represent Both Master and Feeder [Text]	What were the Fund costs for the last six months?
AssetsNet	$ 29,786,845
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$29,786,845
# of Portfolio Holdings	79
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Communication Services	0.9%
Utilities	1.5%
Consumer Staples	3.3%
Real Estate	4.8%
Materials	5.2%
Health Care	5.7%
Information Technology	12.8%
Consumer Discretionary	16.0%
Financials	22.3%
Industrials	27.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	2.9%
Core & Main, Inc., Class A	2.9%
Commerce Bancshares, Inc.	2.8%
CBIZ, Inc.	2.8%
ESCO Technologies, Inc.	2.3%
Aramark	2.3%
Wyndham Hotels & Resorts, Inc.	2.2%
First Financial Bankshares, Inc.	2.1%
Performance Food Group Co.	2.1%
Chemed Corp.	2.1%
Total	24.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized